DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of interest Rate Profile of Financial Assets/Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fixed rate instruments
Fixed rate financial liabilities (licence fees)	$ (1,207)	$ (1,112)
Fixed rate financial liabilities (exchangeable note)	(81,382)	(92,955)	$ (92,232)
Fixed rate financial liabilities (finance lease payables)	(962)	(886)
Financial assets (short-term deposits and short-term investments)	23,423	48,046
Financial assets (finance lease receivables)	835	1,185
Variable rate instruments
Financial assets (cash and short-term deposits)	6,854	9,561
Total interest earning financial and interest bearing financial liabilities	$ (52,439)	$ (36,161)